Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual maturities of derivative financial liabilities
Carrying amounts		$ 40,510
Contractual cash flows	$ 30,273
3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	7,349
Between 3-12 months
Contractual maturities of derivative financial liabilities
Contractual cash flows	21,646
Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	1,278	40,510
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts		13,035
Contractual cash flows	1,278
Share warrant obligation | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	1,278	13,035
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	28,995	27,475
Put option liability | 3 months or less
Contractual maturities of derivative financial liabilities
Carrying amounts	7,349
Put option liability | Between 3-12 months
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 21,646
Put option liability | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows		$ 27,475